SHARE CAPITAL	6 Months Ended
Jun. 30, 2020
Disclosure of share capital, reserves and other equity interest [Abstract]
SHARE CAPITAL
NOTE 22 - SHARE CAPITAL
At June 30, 2020, the share capital amounted to €2,758,440.64, divided into 137,922,032 ordinary shares, each with a nominal value of two cents, fully paid-up and of the same class. All shares have the right to one vote.

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2020	137,867,418	3	420
New shares issued	54,614	—	—
At June 30, 2020	137,922,032	3	420